Corporate information (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Subsidiaries
The Company’s major subsidiaries as at December 31, 2022 and 2023 are set out below. The country of incorporation or registration is also their principal place of business.

Name of entity	Place of incorporated	Date of incorporation/ establishment	Effective interest held upon completion of reorganization		Principal activities
			2022	2023
Subsidiaries
Zhejiang Anji Intelligent Electronics Holding Co., Ltd.	Zhejiang, China	December 24, 2021	100%	100%	Charging services revenues/Energy solutions revenues
Qingdao Intelligent Electronics Co., Ltd.	Shandong, China	June 09, 2022	100%	100%	Charging services revenues
Sinopower Holdings International Co. Limited	Hong Kong, China	June 10, 2023	Nil	89.999%	Energy solutions revenues